INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net income (including non-controlling interests)	$ 1,380.0	$ 1,022.0	$ 9,538.0
Income tax expense	1,535.0	238.0	1,717.0
Income before taxes	2,915.0	1,260.0	11,255.0
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	582.0	454.0	2,818.0
Permanent items	(31.0)	(101.0)	(303.0)
Rate changes	370.0	0.0	0.0
Net change in measurement of deferred tax assets	182.0	(423.0)	(1,154.0)
Tax effects of foreign currency translation	(21.0)	(20.0)	(34.0)
Tax credits	(16.0)	(26.0)	(22.0)
Other taxes	219.0	324.0	394.0
Others	250.0	30.0	18.0
Total income tax expense	1,535.0	$ 238.0	$ 1,717.0
Current tax expense (income), related to Pillar Two income taxes	$ 6.0